U.S. GLOBAL RESOURCES FUND

According  to  Business  Week -- One of the "Funds  That Will Take You Where the
Action  Is.   They  let  yo  pick  your  sector  --  and  still  get  plenty  of diversification."
                                (June 17, 1996)

                     FUND INFORMATION AS OF OCTOBER 31, 1996

                                   PERFORMANCE
               Average Annual Total Returns as of October 31, 1996

YEAR-TO-DATE                        ONE YEAR                         THREE YEAR
26.08%                              33.58%                           7.68%

                                  THE PORTFOLIO

INDUSTRY DIVERSIFICATION               %        TOP 10 HOLDINGS              %
------------------------             ----       ---------------             ---
Chemical                             10.4        1.  Meridian               4.5
Metals                                4.8        2.  ENSCO Int'l            3.1
Oil/Gas                              59.0        3.  Woodside Petroleum     2.4
Gold                                  8.0        4.  Abacan                 2.6
Rails/Industrials                     4.5        5.  Boron Chemicals        2.2
Paper/Forest Products                 5.0        6.  Texaco                 2.2
Others                               11.3        7.  Apache Corp.           2.0
   (diamonds, utilities, cement)                 8.  British Petroleum      1.9
                                                 9.  Royal Dutch Shell      1.9
                                                10.  Total                  1.8

                              PORTFOLIO MANAGEMENT

RALPH ALDIS
Director of Research & Analysis, Portfolio Manager
CHARTERED FINANCIAL ANALYST, M.A. IN ENERGY AND MINERAL RESOURCES, UNIVERSITY OF TEXAS AT AUSTIN AND B.S. WITH HONORS IN GEOLOGY, STEPHEN F. AUSTIN STATE UNIVERSITY.

MICHAEL CHAPMAN
Senior Research Analyst
M.A. IN ENERGY AND MINERAL RESOURCES AND B.S. IN PETROLEUM ENGINEERING FROM THE UNIVERSITY OF TEXAS AT AUSTIN.

NAIJANG ZHOU
Senior Research Analyst
PH.D. IN ENERGY ECONOMICS AND M.B.A. IN OPERATIONS MANAGEMENT FROM THE UNIVERSITY OF TEXAS AT AUSTIN, B.S. IN PETROLEUM ENGINEERING FROM THE PETROLEUM UNIVERSITY, CHINA.

       FOR MORE INFORMATION ON THE U.S. GLOBAL RESOURCES FUND PLEASE CALL:

      JOHANNA THORNBLAD                            STEPHANIE LINKOUS
VICE PRESIDENT COMMUNICATIONS           ASSISTANT VICE PRESIDENT COMMUNICATIONS
        210/308-1237                                  210/308-1214

----------
FOR MORE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-873-3639. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. INVESTMENT RETURNS AND PRINCIPAL VALUE MAY VARY, AND YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AVERAGE ANNUAL TOTAL RATE OF RETURN FOR 1, 5, AND 10 YEAR PERIODS ENDED 10/31/96, 33.58%, 7.68% AND 5.73% RESPECTIVELY. U.S. STANDS FOR "UNITED SERVICES."